Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable and Unamortized Discount

Total notes payable and unamortized discount balances are as follows:

December 31, 2014
Face value of convertible notes	$2,500,000
Accrued interest	36,483
Debt issuance costs associated with fair value of derivative	(7,500)

Total	$2,528,983
Less: current portion	(2,035,565)

Total convertible notes, long-term	$493,418